INTEREST BEARING BANK BORROWINGS (Details Narrative) - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Interest related to the bank loans and facilities	$ 626,384	$ 221,892	$ 163,628
Loan agreements [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Annual interest rate	0.43%	5.04%
Loan agreements [member] | Borrowing loans one [member]
IfrsStatementLineItems [Line Items]
Loans borrowing	$ 826,142	$ 1,900,000
Loan agreements [member] | Borrowing loans two [member]
IfrsStatementLineItems [Line Items]
Loans borrowing		$ 2,877,679
Annual interest rate		5.16%
Loan facilities agreements [member]
IfrsStatementLineItems [Line Items]
Annual interest rate	1.00%
Bank overdrafts and account payable	$ 7,600,000